PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 1,971	$ 3,128
Accumulated depreciation	1,580	2,689
Property and equipment, net	391	439
Depreciation cost	189	174	$ 151
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	1,561	2,561
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	157	195
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	13	13
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 240	$ 359